INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Intangible assets
Balance at beginning of the period	$ 173,783,956
Balance at end of the period	173,034,536
Gross carrying amount
Intangible assets
Balance at beginning of the period	202,306,618	$ 94,229,557
Additions	2,011,990	3,450,871
Additions from business combination		96,818,958
Foreign currency translation	(17,858)	(5,597)
Balance at end of the period	204,300,750	194,493,789
HB4 and breeding program
Intangible assets
Balance at beginning of the period	31,679,681
Balance at end of the period	31,476,363
HB4 and breeding program | Gross carrying amount
Intangible assets
Balance at beginning of the period	34,958,425	31,371,088
Additions	224,230	361,006
Balance at end of the period	35,182,655	31,732,094
Integrated products
Intangible assets
Balance at beginning of the period	2,841,008
Balance at end of the period	2,786,562
Integrated products | Gross carrying amount
Intangible assets
Balance at beginning of the period	3,219,808	3,181,155
Foreign currency translation	(8,178)
Balance at end of the period	3,211,630	3,181,155
Microbiology product
Intangible assets
Balance at beginning of the period	49,508,801
Balance at end of the period	50,506,239
Microbiology product | Gross carrying amount
Intangible assets
Balance at beginning of the period	55,645,028	8,855,421
Additions	1,723,274	2,880,002
Additions from business combination		39,613,280
Foreign currency translation	(6,119)	(3,945)
Balance at end of the period	57,362,183	51,344,758
Trademarks and patents
Intangible assets
Balance at beginning of the period	59,760,753
Balance at end of the period	58,730,415
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the period	67,653,234	12,183,045
Additions	62,543	3,679
Additions from business combination		55,420,441
Balance at end of the period	67,715,777	67,607,165
Software
Intangible assets
Balance at beginning of the period	1,987,690
Balance at end of the period	1,609,367
Software | Gross carrying amount
Intangible assets
Balance at beginning of the period	5,582,411	5,176,373
Additions	1,943	206,184
Foreign currency translation	(3,561)	(1,652)
Balance at end of the period	5,580,793	5,380,905
Customer loyalty
Intangible assets
Balance at beginning of the period	23,006,023
Balance at end of the period	22,925,590
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the period	30,247,712	28,462,475
Additions from business combination		1,785,237
Balance at end of the period	30,247,712	30,247,712
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the period	5,000,000
Balance at end of the period	5,000,000
RG/RS/OX Wheat | Gross carrying amount
Intangible assets
Balance at beginning of the period	5,000,000	5,000,000
Balance at end of the period	$ 5,000,000	$ 5,000,000